Taxes - Reconciles PRC statutory rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Favorable tax rate impact	(14.00%)	(11.00%)	(8.00%)
Permanent difference and others	(5.00%)	4.00%	(1.00%)
Changes of deferred tax assets valuation allowances	0.00%	(22.00%)	35.00%
Total	6.00%	(4.00%)	51.00%